SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses	$ 5,879,383	$ 6,084,795
Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	10,423,829	12,334,509
Partnership Interest [Member] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	1,091,861	1,120,798
Partnership Interest [Member] | Partnership [Member] [Default Label] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	584,173	617,774
Partnership Interest [Member] | U.S. Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	330,536	341,420
Partnership Interest [Member] | Cayman Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Operating Expenses	$ 177,152	$ 161,604